Group employees	12 Months Ended
Dec. 31, 2020
Number And Average Number Of Employees [Abstract]
Group employees

25 Group employees

The average number of persons employed by the Group and its associates during the year, including Directors, was 89,182 (2019: 94,846).

	2020 Number	2019 Number

United States	4,914	5,046

APME	12,703	14,910

AMSSA	17,869	18,638

ENA	23,957	25,505

Subsidiary undertakings	59,443	64,099

Associates	29,739	30,747

	89,182	94,846

Included within the employee numbers for ENA are certain employees in the UK in respect of central functions. Some of the costs of these employees are allocated or charged to the various regions and markets in the Group.